UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2024
ROYALTY AGREEMENT UNALLOCATED RESERVE
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2024	January 31, 2023
Cash and cash equivalents	$23,980,448	$13,966,500
Distribution payable	(4,854,404)	—

Unallocated cash and cash equivalents	$19,126,044	$13,966,500

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances as of January 31, 2023	$11,438,214	$3	$11,438,217

Net income	18,983,336	—	18,983,336
Distributions declared - $0.7200 per unit	(9,446,407)	—	(9,446,407)

Balances as of January 31, 2024	$20,975,143	$3	$20,975,146